Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2011 HKD	Dec. 31, 2010 CNY
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	4,378		34,001
Common stock, par value	0.027	0.025	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000
Common stock, shares issued	37,538,161	37,538,161	36,742,832
Common stock, shares outstanding	37,538,161	37,538,161	36,742,832